Fair Value Of Financial Assets And Liabilities financial assets and liabilities classified into level three (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		₩ (34,621)		₩ (94,238)		₩ (2,854)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value When the fair value of a financial instrument is affected by more than one unobservable assumption the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually The sensitivity analysis was performed for two types of level 3 financial instruments interest rate related derivatives currency related derivatives equity related derivatives and equity linked securities of which fair value changes are recognized as net income; equity securities and beneficiary certificates of which fair value changes are recognized as other comprehensive income Equity securities classified as level 3 but measured at costs are excluded from sensitivity analysis		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value When the fair value of a financial instrument is affected by more than one unobservable assumption the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually The sensitivity analysis was performed for two types of level 3 financial instruments interest rate related derivatives currency related derivatives equity related derivatives and equity linked securities of which fair value changes are recognized as net income; equity securities and beneficiary certificates of which fair value changes are recognized as other comprehensive income Equity securities classified as level 3 but measured at costs are excluded from sensitivity analysis		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value When the fair value of a financial instrument is affected by more than one unobservable assumption the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually The sensitivity analysis was performed for two types of level 3 financial instruments interest rate related derivatives currency related derivatives equity related derivatives and equity linked securities of which fair value changes are recognized as net income; equity securities and beneficiary certificates of which fair value changes are recognized as other comprehensive income Equity securities classified as level 3 but measured at costs are excluded from sensitivity analysis
Financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,595,698		₩ 1,472,990		₩ 1,479,706
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		51,179		(31,618)		19,574
Other comprehensive income(loss)		20,121		62,474		81,814
Purchases Issuances		299,334		397,922		220,377
Disposals Settlements		(266,790)		(286,359)		(235,123)
Transfer to or from level 3	[1]			(19,711)		(93,358)
Ending balance		1,699,542		1,595,698		1,472,990
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		2,169		1,568		11,467
Unfavorable changes in unobservable inputs in net income(loss)		(1,459)		(2,905)		(10,468)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		30,444		34,315		41,830
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ (17,103)		₩ (21,122)		₩ (24,824)
Derivative assets
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others		Option valuation model and others		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 23,153		₩ 78,676		₩ 49,274
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		22,362		(29,117)		71,703
Purchases Issuances		1,398		13,640		(8,166)
Disposals Settlements		(25,431)		(39,506)		(33,156)
Transfer to or from level 3	[1]			(540)	[2]	(979)	[3]
Ending balance		21,482		₩ 23,153		₩ 78,676
Description of reasons for transfers out of level3 of fair value hierarchy assets				As the variables used for the valuation of currency related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.		As the variables used for the valuation of interest rate and equity related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[4],[5]	1,234		₩ 861		₩ 10,674
Unfavorable changes in unobservable inputs in net income(loss)	[4],[5]	₩ (526)		₩ (2,248)		₩ (9,729)
Derivative assets | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		12.10%		12.10%		12.10%
Range		90.00%		90.00%		90.00%
Derivative assets | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		28.10%		28.10%		28.10%
Range		98.00%		98.00%		98.00%
Financial assets designated at FVTPL
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 17,000		₩ 12,595		₩ 16,633
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		290	[6]	882	[6]	1,028
Purchases Issuances		5,000		4,509		1,000
Disposals Settlements				(986)		(6,066)
Ending balance		22,290		17,000		₩ 12,595
Equity-linked securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique						Monte Carlo Simulation and others
Input variable						Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement						Equity linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However when correlation coefficient decreases, despite the increase in volatility, the variation of fair value of equity linked securities may decrease.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance						₩ 6,066
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Disposals Settlements						₩ (6,066)
Equity-linked securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range						6.80%
Range						36.30%
Equity-linked securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range						58.90%
Range						69.40%
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,348		986
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[6]	346		(161)		₩ (14)
Purchases Issuances		5,000		4,509		1,000
Disposals Settlements				(986)
Ending balance		9,694		4,348		₩ 986
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	265		19
Unfavorable changes in unobservable inputs in net income(loss)	[7]	₩ (309)		₩ (18)
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others		External appraisal value and others		External appraisal value and others
Input variable		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 12,652		₩ 11,609		₩ 10,567
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[6]	(56)		1,043		1,042
Ending balance		12,596		12,652		11,609
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	670		688		793
Unfavorable changes in unobservable inputs in net income(loss)	[7]	₩ (624)		₩ (639)		₩ (739)
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		0.00%		0.00%		0.00%
Range		8.31%		8.31%		8.31%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		1.00%		1.00%		1.00%
Range		0.00%		0.00%		0.00%
Range		8.54%		8.54%		8.54%
AFS financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,555,446		₩ 1,375,746		₩ 1,401,853
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[6]	28,198		(7,260)		(60,532)
Other comprehensive income(loss)		20,121		62,474		81,814
Purchases Issuances		292,936		379,773		227,543
Disposals Settlements		(240,931)		(236,116)		(182,553)
Transfer to or from level 3	[1],[8]			(19,171)		(92,379)
Ending balance		₩ 1,655,770		₩ 1,555,446		₩ 1,375,746
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others		External appraisal value and others		External appraisal value and others
Input variable		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,024,935		₩ 993,368		₩ 1,031,918
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[6]	27,986		(6,986)		(57,373)
Other comprehensive income(loss)		24,442		57,323		105,290
Purchases Issuances		65,961		205,749		105,930
Disposals Settlements		(131,460)		(205,348)		(100,018)
Transfer to or from level 3	[1],[8]			(19,171)		(92,379)
Ending balance		1,011,864		₩ 1,024,935		₩ 993,368
Description of reasons for transfers into level3 of fair value hierarchy assets				AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.		AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.
Description of reasons for transfers out of level3 of fair value hierarchy assets				AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.		AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[9],[10]	28,583		₩ 31,412		₩ 37,648
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[9],[10]	₩ (15,246)		₩ (18,551)		₩ (20,869)
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		0.00%		0.00%		0.00%
Range		8.31%		8.31%		8.31%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		1.00%		1.00%		1.00%
Range		0.00%		0.00%		0.00%
Range		8.54%		8.54%		8.54%
Beneficiary certificates
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others		External appraisal value and others		External appraisal value and others
Input variable		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others		Expected growth rate Volatility of real estate sale price Discount rate of lease cash flow and others
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases		Fair value increases as expected growth rate increases. Fair value increases as sale price Increases Fair value increases as discount rate of lease cash flow decreases
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 530,511		₩ 377,070		₩ 355,694
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[6]	212		(868)		3,905
Other comprehensive income(loss)		(4,321)		5,794		(24,846)
Purchases Issuances		226,975		174,024		121,613
Disposals Settlements		(109,471)		(25,509)		(79,296)
Ending balance		643,906		530,511		377,070
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		1,861		2,903		4,102
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ (1,857)		₩ (2,571)		₩ (3,875)
Beneficiary certificates | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		0.00%		0.00%		0.00%
Range		8.31%		8.31%		8.31%
Beneficiary certificates | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		1.00%		1.00%		1.00%
Range		0.00%		0.00%		0.00%
Range		8.54%		8.54%		8.54%
Others
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 5,308		₩ 14,241
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[6]			594		(7,064)
Other comprehensive income(loss)				(643)		1,370
Disposals Settlements				₩ (5,259)		(3,239)
Ending balance						5,308
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[11]					80
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[11]					₩ (80)
Derivative assets
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others		Option valuation model and others		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 99		₩ 5,973		₩ 11,946
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		329		3,877		7,375
Disposals Settlements		₩ (428)		(9,751)		(13,348)
Ending balance				₩ 99		₩ 5,973
Derivative assets | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		12.10%		12.10%		12.10%
Range		90.00%		90.00%		90.00%
Derivative assets | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		28.10%		28.10%		28.10%
Range		98.00%		98.00%		98.00%
Financial liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 707,233		₩ 825,958		₩ 403,704
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		136,881		62,757		(14,968)
Purchases Issuances		500		1,155		768,013
Disposals Settlements		(663,606)		(182,637)		(329,392)
Transfer to or from level 3	[1]					(1,399)
Ending balance		181,008		707,233		825,958
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		13		5,797		15,758
Unfavorable changes in unobservable inputs in net income(loss)		₩ (520)		₩ (4,425)		₩ (14,528)
Derivative liabilities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others		Option valuation model and others		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 33,524		₩ 78,607		₩ 41,711
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		24,866		(8,322)		58,565
Purchases Issuances		500		1,155		4,008
Disposals Settlements		(37,939)		(37,916)		(24,475)
Transfer to or from level 3	[1],[3]					(1,202)
Ending balance		20,951		33,524		₩ 78,607
Description of reasons for transfers out of level3 of fair value hierarchy assets						As the variables used for the valuation of interest rate and equity related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[4],[5]	5		4,892		₩ 13,469
Unfavorable changes in unobservable inputs in net income(loss)	[4],[5]	₩ (513)		₩ (3,568)		₩ (12,281)
Derivative liabilities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		12.10%		12.10%		12.10%
Range		90.00%		90.00%		90.00%
Derivative liabilities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		28.10%		28.10%		28.10%
Range		98.00%		98.00%		98.00%
Equity-linked securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Monte Carlo Simulation and others		Monte Carlo Simulation and others		Monte Carlo Simulation and others
Input variable		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Equity linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However when correlation coefficient decreases, despite the increase in volatility, the variation of fair value of equity linked securities may decrease.		Equity linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However when correlation coefficient decreases, despite the increase in volatility, the variation of fair value of equity linked securities may decrease.		Equity linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However when correlation coefficient decreases, despite the increase in volatility, the variation of fair value of equity linked securities may decrease.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 673,709		₩ 747,351		₩ 361,993
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[6]	112,015		71,079		(73,533)
Purchases Issuances						764,005
Disposals Settlements		(625,667)		(144,721)		(304,917)
Transfer to or from level 3	[1],[12]					(197)
Ending balance		160,057		673,709		₩ 747,351
Description of reasons for transfers out of level3 of fair value hierarchy assets						Since the observable market data for equity-linked securities was available, such securities were transferred out of Level 3 into Level 2.
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[5]	8		905		₩ 2,289
Unfavorable changes in unobservable inputs in net income(loss)	[5]	₩ (7)		₩ (857)		₩ (2,247)
Equity-linked securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		6.80%		6.80%		6.80%
Range		36.30%		36.30%		36.30%
Equity-linked securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Range		58.90%		58.90%		58.90%
Range		69.40%		69.40%		69.40%

[1]	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
[2]	As the variables used for the valuation of currency related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
[3]	As the variables used for the valuation of interest rate and equity related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
[4]	Both derivative assets and liabilities for held for trading and hedging are included.
[5]	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%, respectively.
[6]	From financial assets and liabilities classified as Level 3 that the Group holds as at the end of the year, losses of 2,854 million Won, 94,238 million Won and 34,621 million Won for the year ended December 31 2015, 2016 and 2017, respectively, were recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the comprehensive income statements.
[7]	Fair value changes are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
[8]	AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.
[9]	Among the equity securities, whereas the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of such securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
[10]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%) and discount rate. The growth rate, discount rate, and liquidation value are major unobservable variables.
[11]	Fair value changes of other securities are calculated by increasing or decreasing price fluctuation of trust property or real estate which is underlying assets and discount rate by 1%. The prices of trust property and real estates and discount rate are major unobservable variables.
[12]	Since the observable market data for equity-linked securities was available, such securities were transferred out of Level 3 into Level 2.